Vista Outdoor Inc. - 10-K Leases	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Vista Outdoor Inc.
Lessee, Lease, Description [Line Items]
Leases	Leases
We lease certain warehouse and distribution space, manufacturing space, office space, retail locations, equipment, and vehicles. All of these leases are classified as operating leases. Operating lease assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. We use our incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. These rates are assessed on a quarterly basis. The operating lease assets also include any lease payments less lease incentives. Leases with an initial term of twelve months or less are not recorded on the balance sheet. For operating leases, expense is recognized on a straight-line basis over the lease term. Variable lease payments associated with our leases are recognized upon occurrence of the event, activity, or circumstance in the lease agreement on which those payments are assessed. Tenant improvement allowances are recorded as leasehold improvements with an offsetting adjustment included in our calculation of its right-of-use asset.
Many leases include one or more options to renew, with renewal terms that can extend the lease term up to five years. The exercise of lease renewal options is at our sole discretion. The depreciable life of assets and leasehold improvements are limited by the expected lease term.
The amounts of assets and liabilities related to our operating leases were as follows:

	Balance sheet caption	June 30, 2024	March 31, 2024
Assets:
Operating lease assets	Operating lease assets	$101,427	$107,007

Liabilities:
Current:
Operating lease liabilities	Other current liabilities	$15,295	$14,673
Long-term:
Operating lease liabilities	Long-term operating lease liabilities	100,983	105,699
Total lease liabilities		$116,278	$120,372
The components of lease expense are recorded to cost of sales and selling, general, and administrative expenses in the condensed consolidated statements of comprehensive income. The components of lease expense were as follows:

	Three months ended
	June 30, 2024	June 25, 2023
Fixed operating lease costs(1)	$6,429	$7,101
Variable operating lease costs	1,247	1,210
Operating and sublease income	(160)	(192)
Net lease costs	$7,516	$8,119
(1) Includes short-term leases, which are immaterial.
The weighted average remaining lease term and weighted average discount rate is as follows:

	June 30, 2024	March 31, 2024
Weighted average remaining lease term (years):
Operating leases	8.74	8.82

Weighted average discount rate:
Operating leases	8.69%	8.64%
The approximate future minimum lease payments under operating leases were as follows:

Remainder of fiscal year 2025	$18,502
Fiscal year 2026	22,938
Fiscal year 2027	20,431
Fiscal year 2028	18,394
Fiscal year 2029	16,508
Thereafter	72,908
Total lease payments	169,681
Less imputed interest	(53,403)
Present value of lease liabilities	$116,278
Supplemental cash flow information related to leases is as follows:

	Three months ended
	June 30, 2024	June 25, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows - operating leases	$6,215	$6,707
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	$865	$2,996
ROU asset re-measurement	(1,249)	(626)
As part of our GEAR Up restructuring plan, we made a strategic decision to close and impair office locations that were no longer being used as intended or are actively being marketed for sublease. Accordingly, during the first fiscal quarter of 2025, we recognized a ROU asset impairment of $1,612 reducing the carrying value of the lease asset to its estimated fair value, which is included in selling, general, and administrative on our condensed consolidated statements of comprehensive income.
Leases
We lease certain warehouse and distribution space, manufacturing space, office space, retail locations, equipment, and vehicles. All of these leases are classified as operating leases. Operating lease assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. We use our incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. These rates are assessed on a quarterly basis. The operating lease assets also include any lease payments less lease incentives. Leases with an initial term of twelve months or less are not recorded on the balance sheet. For operating leases, expense is recognized on a straight-line basis over the lease term. Variable lease payments associated with our leases are recognized upon occurrence of the event, activity, or circumstance in the lease agreement on which those payments are assessed. Tenant improvement allowances are recorded as leasehold improvements with an offsetting adjustment included in our calculation of its right-of-use asset.
Many leases include one or more options to renew, with renewal terms that can extend the lease term up to five years. The exercise of lease renewal options is at our sole discretion. The depreciable life of assets and leasehold improvements are limited by the expected lease term.
The amounts of assets and liabilities related to our operating leases were as follows:

		March 31,
	Balance sheet caption	2024	2023
Assets:
Operating lease assets	Operating lease assets	$107,007	$106,828

Liabilities:
Current:
Operating lease liabilities	Other current liabilities	$14,673	$16,351
Long-term:
Operating lease liabilities	Long-term operating lease liabilities	105,699	103,313
Total lease liabilities		$120,372	$119,664
The components of lease expense are recorded to cost of sales and selling, general, and administrative expenses in the consolidated statements of comprehensive income (loss). The components of lease expense were as follows:

	Years ended March 31,
	2024	2023
Fixed operating lease costs(1)	$27,212	$28,128
Variable operating lease costs	4,635	3,200
Operating and sublease income	(893)	(602)
Net lease costs	$30,954	$30,726
(1) Includes short-term leases, which are immaterial.
The weighted average remaining lease term and weighted average discount rate is as follows:

	March 31,
	2024	2023
Weighted average remaining lease term (years):
Operating leases	8.82	9.71

Weighted average discount rate:
Operating leases	8.64%	8.43%
The approximate future minimum lease payments under operating leases were as follows:

Fiscal year 2025	$24,245
Fiscal year 2026	23,457
Fiscal year 2027	21,064
Fiscal year 2028	18,336
Fiscal year 2029	16,345
Thereafter	72,867
Total lease payments	176,314
Less imputed interest	(55,942)
Present value of lease liabilities	$120,372
Supplemental cash flow information related to leases is as follows:

	Years ended March 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows - operating leases	$26,817	$22,760
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	$22,045	$35,046
ROU asset re-measurement	(5,747)	10,237
As part of our restructuring plans in fiscal years 2024 and 2023, we made strategic decisions to close and impair office locations that were no longer being used as intended or weren't able to be subleased. Accordingly, during fiscal years 2024 and 2023, we recognized ROU asset impairment of $3,116 and $1,812, respectively, reducing the carrying value of the lease asset to its estimated fair value.